Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	$ 1,270,000	$ 1,028,000	$ 786,000
Accrued interest or penalties related to uncertain tax positions	0	0
Net operating losses and unused R&D tax credits sold	1,356,000	4,005,000
United States Federal And State [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	88,327,000	$ 53,495,000
Operating loss carryforwards expiration year		2040
United States Federal And State [Member] | Research and Development
Income Tax Disclosure [Line Items]
Tax credit carryforwards	$ 7,672,000	$ 5,673,000
Tax credit carryforwards expiration year		2032